UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   May 31

Date of reporting period:  February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Investment Grade Bond Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 46.70%                                                                                                         $80,126,514
(Cost $79,994,782)

Airlines 0.88%                                                                                                         1,506,217
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                          7.858   10-01-2011   A-              1,000       1,035,957
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                             6.545   02-02-2019   A-                474         470,260

Asset Management & Custody Banks 0.44%                                                                                   760,106
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                         5.260   12-29-2049   AA                750         760,106

Automobile Manufacturers 0.59%                                                                                         1,008,006
DaimlerChrysler North America Holding Corp.,
Note                                                                  4.750   01-15-2008   BBB             1,000       1,008,006

Broadcasting & Cable TV 1.57%                                                                                          2,691,597
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                             7.300   10-15-2006   BBB-              350         367,505
Continental Cablevision, Inc.,
Deb                                                                   9.500   08-01-2013   BBB               950       1,017,592
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                               10.000   03-15-2005   BB+             1,300       1,306,500

Commodity Chemicals 0.30%                                                                                                522,607
RPM International, Inc.,
Sr Note                                                               6.250   12-15-2013   BBB               500         522,607

Consumer Finance 5.11%                                                                                                 8,760,276
Capital One Bank,
Sr Note (L)                                                           6.875   02-01-2006   BBB               500         514,220
CIT Group, Inc.,
Sr Note                                                               7.750   04-02-2012   A               1,000       1,168,662
Ford Motor Credit Co.,
Note                                                                  7.375   10-28-2009   BBB-            1,455       1,525,431
General Electric Capital Corp.,
Medium Term Note Ser A                                                5.350   03-30-2006   AAA             1,000       1,018,160
General Motors Acceptance Corp.,
Note                                                                  7.250   03-02-2011   BBB-              500         507,260
Household Finance Corp.,
Note                                                                  6.375   10-15-2011   A                 450         490,937
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then
variable)                                                             8.439   12-29-2049   A-              1,000       1,183,186
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then
variable)                                                             8.622   10-29-2049   AA-             2,000       2,352,420

Diversified Banks 1.32%                                                                                                2,259,295
Chuo Mitsui Trust,
Perpetual Note (5.506% to 04-15-15 then
variable) (Japan) (S)                                                 5.506   12-15-2049   Baa2              250         245,192
Citicorp,
Sub Note                                                              7.250   10-15-2011   A               1,000       1,140,291
Citigroup, Inc.,
Sub Note                                                              6.000   10-31-2033   A+                400         420,897
Wachovia Corp.,
Sub Note                                                              5.250   08-01-2014   A-                445         452,915

Diversified Commercial Services 0.31%                                                                                    538,507
Hutchison Whampoa International Ltd.,
Note (United Kingdom) (S)                                             6.500   02-13-2013   A-                500         538,507

Electric Utilities 4.87%                                                                                               8,363,324
BVPS II Funding Corp.,
Collateralized Lease Bond                                             8.330   12-01-2007   BB+               661         716,656
El Paso Electric Co.,
1st Mtg Ser E                                                         9.400   05-01-2011   BBB             1,000       1,093,630
FPL Energy National Wind,
Sec Note (S)                                                          5.608   03-10-2024   BBB-              260         260,130
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                       7.875   04-15-2011   A-                800         926,933
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                              9.625   11-15-2009   BBB-              387         461,717
Pepco Holdings, Inc.,
Note                                                                  3.750   02-15-2006   BBB             1,000         999,540
Pinnacle West Capital Corp.,
Sr Note                                                               6.400   04-01-2006   BBB-            1,000       1,019,156
Progress Energy, Inc.,
Sr Note                                                               6.750   03-01-2006   BBB-              415         426,721
System Energy Resources, Inc.,
Sec Bond (S)                                                          5.129   01-15-2014   BBB               898         884,011
TransAlta Corp.,
Note (Canada)                                                         5.750   12-15-2013   BBB-            1,000       1,030,194
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                             8.090   01-02-2017   BBB-              498         544,636

Food Retail 0.17%                                                                                                        288,259
Safeway, Inc.,
Sr Deb                                                                7.250   02-01-2031   BBB               250         288,259

Forest Products 1.00%                                                                                                  1,720,082
Weyerhaeuser Co.,
Deb                                                                   7.125   07-15-2023   BBB             1,500       1,720,082

Health Care Services 0.61%                                                                                             1,046,303
Caremark Rx, Inc.,
Sr Note                                                               7.375   10-01-2006   BBB-            1,000       1,046,303

Hotels, Resorts & Cruise Lines 0.92%                                                                                   1,577,470
Harrah's Operating Co., Inc.,
Gtd Sr Note                                                           5.500   07-01-2010   BBB-              525         539,734
Hyatt Equities LLC,
Note (S)                                                              6.875   06-15-2007   BBB             1,000       1,037,736

Insurance Brokers 0.30%                                                                                                  509,925
Marsh & McLennan Cos., Inc.,
Sr Note                                                               5.375   03-15-2007   BBB               500         509,925

Integrated Oil & Gas 0.26%                                                                                               445,312
Pemex Project Funding Master Trust,
Gtd Note                                                              9.125   10-13-2010   BBB               375         445,312

Integrated Telecommunication Services 0.16%                                                                              268,774
SBC Communications, Inc.,
Bond                                                                  6.450   06-15-2034   A                 250         268,774

Investment Banking & Brokerage 1.41%                                                                                   2,412,931
Goldman Sachs Group Inc. (The),
Bond (L)                                                              5.150   01-15-2014   A+              1,000       1,006,734
JP Morgan Chase & Co.,
Sub Bond                                                              5.125   09-15-2014   A                 370         372,350
Merrill Lynch & Co.,
Note Ser C                                                            5.000   01-15-2015   A+                430         425,360
Morgan Stanley,
Sub Note                                                              4.750   04-01-2014   A                 625         608,487

Leisure Products 0.60%                                                                                                 1,026,590
Disney (Walt) Co. (The),
Note                                                                  5.500   12-29-2006   BBB+            1,000       1,026,590

Multi-Media 0.85%                                                                                                      1,451,645
AOL Time Warner, Inc.,
Deb                                                                   7.625   04-15-2031   BBB+              500         609,730
News America Holdings,
Deb                                                                   9.500   07-15-2024   BBB-              600         841,915

Multi-Utilities & Unregulated Power 0.36%                                                                                609,966
Duke Capital LLC,
Sr Note                                                               8.000   10-01-2019   BBB-              500         609,966

Other Diversified Financial Services 1.64%                                                                             2,809,108
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                             9.000   06-01-2017   BB+             1,020       1,192,462
Glencore Funding LLC,
Gtd Note (S)                                                          6.000   04-15-2014   BBB               755         735,904
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                             8.485   12-31-2049   BBB+              795         880,742

Pharmaceuticals 0.60%                                                                                                  1,035,402
Wyeth,
Note                                                                  5.500   03-15-2013   A               1,000       1,035,402

Property & Casualty Insurance 0.24%                                                                                      413,277
Markel Corp.,
Sr Note                                                               7.350   08-15-2034   BBB-              370         413,277

Real Estate Investment Trusts 1.11%                                                                                    1,903,084
iStar Financial, Inc.,
Sr Note                                                               7.000   03-15-2008   BBB-              800         848,246
Spieker Properties, Inc.,
Note                                                                  7.125   12-01-2006   BBB+            1,000       1,054,838

Real Estate Management & Development 0.96%                                                                             1,655,570
Post Apartment Homes,
Sr Note                                                               5.125   10-12-2011   BBB               585         577,478
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.64% to 09-30-07) (S)                          7.640   12-29-2049   A               1,000       1,078,092

Regional Banks 1.10%                                                                                                   1,879,401
Greater Bay Bancorp,
Sr Note Ser B                                                         5.250   03-31-2008   BBB-              645         654,309
HSBC Capital Funding L.P.,
Perpetual Note (9.547% to 06-30-10 then
variable) (Channel Islands) (S)                                       9.547   12-29-2049   A-              1,000       1,225,092

Reinsurance 0.43%                                                                                                        745,447
Berkshire Hathaway Financial,
Sr Note (S)                                                           4.850   01-15-2015   AAA               750         745,447

Specialized Finance 9.13%                                                                                             15,671,957
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A-4                                  4.965   11-25-2033   AAA             2,000       2,018,623
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2004-D Class 2A-1                               3.649   05-25-2034   AAA             1,443       1,416,440
Bear Stearns Commericial Mortgage Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)                          4.937   05-14-2016   AA              1,000       1,009,635
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf Ser 2004-A
Class AF-4                                                            4.510   08-25-2032   AAA             1,500       1,506,348
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-24CB Class
1A1                                                                   6.000   11-25-2034   AAA               881         898,565
Credit-Based Asset Servicing and Securitization LLC,
Mtg Asset Backed Ctf Ser 2004-CB4 Class A3                            4.632   05-25-2035   AAA             1,000       1,007,099
Doral Financal Corp.,
Floating Rate Note (Puerto Rico) (P)                                  3.500   07-20-2007   BBB-              500         499,659
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                      5.098   01-15-2034   BBB             1,000         990,483
Sub Bond Ser 2004-2A Class D (S)                                      5.093   12-15-2014   Baa2              265         259,866
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1 Class
A-4                                                                   4.111   07-05-2035   AAA             3,000       2,871,854
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1 Class A3                                 3.710   03-25-2034   AAA             1,145       1,136,809
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                       6.600   09-15-2010   BBB             1,000       1,058,346
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2004-RS7 Class AI-2                             4.000   09-25-2025   AAA             1,000         998,230

Telecommunication Services 3.42%                                                                                       5,873,871
Bellsouth Corp.,
Bond                                                                  5.200   09-15-2014   A                 125         126,790
Deb                                                                   6.300   12-15-2015   A                 518         554,296
SBC Communications Captial Corp.,
Note Ser E                                                            7.000   10-01-2012   A               2,000       2,135,478
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                                             6.650   05-15-2006   BBB+            1,000       1,028,086
Telecom Italia Capital,
Gtd Sr Note (Luxembourg) (S)                                          4.950   09-30-2014   BBB+            1,000         979,889
Verizon Florida, Inc.,
Sr Deb Ser F                                                          6.125   01-15-2013   A+                500         527,565
Verizon Pennsylvania, Inc.,
Note Ser A                                                            5.650   11-15-2011   A+                500         521,767

Telecommunications Equipment 1.40%                                                                                     2,401,788
AT&T Wireless Services, Inc.,
Sr Note                                                               8.750   03-01-2031   A                 500         680,122
France Telecom S.A.,
Note (France)                                                         8.500   03-01-2011   BBB+              700         816,847
Sprint Capital Corp.,
Sr Note                                                               6.875   11-15-2028   BBB-              820         904,819

Thrifts & Mortgage Finance 3.55%                                                                                       6,095,336
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2003-9 Class 3A2 (P)                            5.037   02-25-2034   AAA               444         445,718
Citigroup Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-UST1 Class A4                              4.408   08-25-2034   AAA               493         490,344
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1                               5.296   01-25-2035   AA                314         316,847
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2004-A2 Class 2A2                               4.070   05-25-2034   AAA               951         933,570
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1 Class 2A1                                 4.773   12-25-2034   Aaa               975         977,621
Washington Mutual, Inc.,
Asset Backed Ctf Ser 2004-AR14 Class A1                               4.283   01-25-2035   AAA               985         970,164
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004Z Class 2A1                                 4.600   12-25-2034   AAA               962         962,166
Mtg Pass Thru Ctf Ser 2005-AR2 Class 3A1                              4.968   03-25-2035   Aaa             1,000         998,906

Trucking 0.12%                                                                                                           209,596
Hertz Corp.,
Note                                                                  4.700   10-02-2006   BBB-              210         209,596

Utilities Other 0.68%                                                                                                  1,162,158
Kinder Morgan Energy Partners,
Sr Note                                                               5.000   12-15-2013   BBB+              750         744,685
NiSource Finance Corp.,
Gtd Note                                                              3.200   11-01-2006   BBB               425         417,473

Wireless Telecommunication Service 0.29%                                                                                 503,327
America Movil S.A. de C.V.,
Sr Note (Mexico)                                                      5.750   01-15-2015   BBB               500         503,327

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 49.24%                                                                       $84,499,274
(Cost $85,075,530)

Government U.S. 6.93%                                                                                                 11,890,996
United States Treasury,
Bond (L)                                                              5.375   02-15-2031   AAA             4,705       5,173,293
Inflation Indexed Note (L)                                            3.375   04-15-2032   AAA             1,115       1,473,422
Inflation Indexed Note (L)                                            2.000   07-15-2014   AAA             1,010       1,038,768
Note (L)                                                              4.000   02-15-2015   AAA             4,330       4,205,513

Government U.S. Agency 42.31%                                                                                         72,608,278
Federal Home Loan Bank,
Bond                                                                  3.900   02-25-2008   AAA             1,000         996,932
Bond                                                                  3.875   02-01-2008   AAA             1,000         996,346
Bond                                                                  3.820   01-24-2008   AAA             2,000       1,991,986
Bond                                                                  3.750   03-07-2007   AAA             2,400       2,394,312
Bond                                                                  3.730   01-04-2008   AAA             2,000       1,980,940
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                   8.500   06-01-2006   AAA                91          93,723
15 Yr Pass Thru Ctf                                                   8.500   11-01-2006   AAA                20          20,905
15 Yr Pass Thru Ctf                                                   4.500   05-01-2019   AAA             4,406       4,357,811
30 Yr Pass Thru Ctf                                                   6.000   02-01-2033   AAA             1,312       1,347,887
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             2,161       2,222,561
30 Yr Pass Thru Ctf                                                   6.000   10-01-2034   AAA                93          95,808
30 Yr Pass Thru Ctf                                                   5.500   04-01-2033   AAA             1,111       1,124,002
CMO REMIC 2640-WA                                                     3.500   03-15-2033   AAA             2,854       2,787,050
CMO REMIC 2836-QD                                                     5.000   09-15-2027   AAA             2,095       2,107,406
Note                                                                  4.820   04-28-2014   AAA             2,000       1,998,970
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   5.000   05-01-2018   AAA             5,408       5,452,771
15 Yr Pass Thru Ctf                                                   5.000   08-01-2019   AAA             2,219       2,236,855
15 Yr Pass Thru Ctf                                                   5.000   09-01-2019   AAA             1,953       1,969,124
15 Yr Pass Thru Ctf                                                   5.000   10-01-2019   AAA             2,588       2,609,152
15 Yr Pass Thru Ctf                                                   4.500   06-01-2018   AAA             4,919       4,869,196
30 Yr Adj Rate Mtg                                                    5.850   03-01-2014   AAA                 4           4,742
30 Yr Adj Rate Mtg                                                    5.850   06-01-2014   AAA                15          16,475
30 Yr Adj Rate Mtg                                                    3.030   03-01-2027   AAA                36          35,610
30 Yr Pass Thru Ctf                                                   6.500   07-01-2034   AAA             1,740       1,815,037
30 Yr Pass Thru Ctf                                                   6.500   11-01-2034   AAA               948         989,796
30 Yr Pass Thru Ctf                                                   5.500   05-01-2034   AAA               809         817,438
30 Yr Pass Thru Ctf                                                   5.500   06-01-2034   AAA             2,333       2,355,235
30 Yr Pass Thru Ctf                                                   5.500   09-01-2034   AAA               986         995,380
30 Yr Pass Thru Ctf                                                   5.500   09-01-2034   AAA             1,182       1,193,783
30 Yr Pass Thru Ctf                                                   5.500   09-01-2034   AAA             1,873       1,891,089
30 Yr Pass Thru Ctf                                                   5.000   04-01-2034   AAA             1,253       1,236,233
30 Yr Pass Thru Ctf                                                   5.000   04-01-2034   AAA             1,248       1,231,402
30 Yr Pass Thru Ctf                                                   5.000   05-01-2034   AAA             3,868       3,816,439
Bond (L)                                                              3.875   02-01-2008   AAA             2,240       2,224,260
CMO REMIC 2003-49-JE                                                  3.000   04-25-2033   AAA             1,361       1,302,405
CMO REMIC 2003-58-AD                                                  3.250   07-25-2033   AAA               968         940,265
Note (N)                                                              4.000   03-10-2008   AAA             1,000         999,107
Note                                                                  3.800   01-18-2008   AAA             1,485       1,473,466
Financing Corp.,
Bond                                                                 10.350   08-03-2018   AAA             1,000       1,527,691
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   7.500   04-15-2013   AAA               704         748,783
30 Yr Pass Thru Ctf                                                   6.000   12-20-2033   AAA             3,074       3,172,675
30 Yr Pass Thru Ctf                                                   5.500   07-15-2034   AAA             2,129       2,167,230

                                                                   Interest                            Par value
Issuer, description, maturity date                                 rate (%)                                ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 4.06%                                                                                          $6,969,000
(Cost $6,969,000)

Joint Repurchase Agreement 4.06%                                                                                       6,969,000
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 2-28-05, due 3-1-05
(secured by U.S. Treasury Inflation Indexed Bond
2.375%, due 1-15-25 and U.S. Treasury Inflation Indexed
Notes 2.000% thru 3.500%, due 1-15-11 thru 7-15-14                     2.62                                6,969       6,969,000

Total investments 100.00%                                                                                           $171,594,788


John Hancock
Investment Grade Bond Fund
Financial futures contracts
February 28, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S.10-Year Treasury Note                       50             Short        June 2005             $61,697


John Hancock
Investment Grade Bond Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of February 28, 2005.

(N) This security having an aggregate value of $999,107 or 0.58% of the Fund's total investments, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,013,218 of Federal National Mortgage Assn., 5.000%, 05-01-18 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on February 28, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,150,895 or 7.66% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $172,039,312. Gross unrealized appreciation and depreciation of investments aggregated $1,450,282 and $1,894,806, respectively, resulting in net unrealized depreciation of $444,524.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3     2/05
          4/05

JOHN HANCOCK
Government Income Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 4.73%                                                                                                          $23,084,912
(Cost $25,330,970)

Foreign Government 4.73%                                                                                              23,084,912
Hydro-Quebec,
Gtd Bond Ser IF (Canada)                                              8.000   02-01-2013   AAA            12,000      14,635,728
Quebec, Province of,
Sr Deb (Canada)                                                       7.000   01-30-2007   A+              8,000       8,449,184

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 88.79%                                                                      $433,302,033
(Cost $432,978,449)

Government U.S. 20.79%                                                                                               101,457,067
United States Treasury,
Bond (L)                                                              8.875   08-15-2017   AAA            14,750      20,762,351
Bond (L)                                                              5.375   02-15-2031   AAA            12,995      14,288,405
Bond (L)                                                              5.250   11-15-2028   AAA             7,300       7,771,930
Inflation Indexed Bond (L)                                            3.375   04-15-2032   AAA             3,173       4,193,586
Inflation Indexed Note (L)                                            2.000   07-15-2014   AAA             7,830       8,055,648
Note (L)                                                              4.750   05-15-2014   AAA            12,000      12,353,904
Note (L)                                                              4.250   08-15-2013   AAA             7,000       6,967,737
Note (L)                                                              4.000   02-15-2015   AAA            25,840      25,097,100
Note (L)                                                              3.625   01-15-2010   AAA             2,000       1,966,406

Government U.S. Agency 68.00%                                                                                        331,844,966
Federal Home Loan Bank,
Bond                                                                  3.900   02-25-2008   AAA             6,000       5,981,592
Bond                                                                  3.875   02-01-2008   AAA             9,000       8,967,114
Bond                                                                  3.820   01-24-2008   AAA             7,160       7,131,310
Bond (M)                                                              3.750   03-07-2007   AAA             6,600       6,584,358
Bond                                                                  3.730   01-04-2008   AAA             7,000       6,933,290
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                   7.500   11-01-2012   AAA               987       1,043,496
30 Yr Pass Thru Ctf                                                   9.500   08-01-2016   AAA               770         859,937
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             1,290       1,326,283
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             1,528       1,570,897
30 Yr Pass Thru Ctf                                                   6.000   09-01-2034   AAA             1,397       1,436,213
CMO REMIC 1601-PL                                                     6.000   10-15-2008   AAA             1,784       1,825,421
CMO REMIC 1617-PM                                                     6.500   11-15-2023   Aaa            10,000      10,490,341
CMO REMIC 2764-PG                                                     5.500   03-15-2034   AAA             5,000       5,022,783
Note                                                                  4.820   04-28-2014   AAA             5,000       4,997,425
Note                                                                  3.500   04-06-2009   AAA            10,000       9,696,470
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   9.000   02-01-2010   AAA               130         131,840
15 Yr Pass Thru Ctf                                                   7.500   01-01-2015   AAA               855         904,789
15 Yr Pass Thru Ctf                                                   5.500   09-01-2019   AAA             9,065       9,293,802
15 Yr Pass Thru Ctf                                                   5.000   05-01-2018   AAA            13,521      13,631,928
15 Yr Pass Thru Ctf                                                   5.000   08-01-2019   AAA             7,111       7,166,486
15 Yr Pass Thru Ctf                                                   5.000   09-01-2019   AAA             9,768       9,845,621
15 Yr Pass Thru Ctf                                                   5.000   10-01-2019   AAA             7,297       7,353,961
15 Yr Pass Thru Ctf                                                   5.000   01-01-2020   AAA             7,430       7,488,642
15 Yr Pass Thru Ctf                                                   4.500   05-01-2019   AAA             4,518       4,465,777
30 Yr Pass Thru Ctf                                                   8.500   09-01-2024   AAA                39          43,332
30 Yr Pass Thru Ctf                                                   8.500   10-01-2024   AAA               484         533,752
30 Yr Pass Thru Ctf                                                   6.500   07-01-2034   AAA             5,431       5,664,842
30 Yr Pass Thru Ctf                                                   6.500   09-01-2034   AAA             3,357       3,501,567
30 Yr Pass Thru Ctf                                                   6.500   10-01-2034   AAA            21,456      22,378,874
30 Yr Pass Thru Ctf                                                   6.000   01-01-2034   AAA             3,007       3,087,972
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             7,390       7,587,530
30 Yr Pass Thru Ctf                                                   5.500   09-01-2034   AAA             4,683       4,727,723
30 Yr Pass Thru Ctf                                                   5.500   11-01-2034   AAA            14,948      15,088,060
30 Yr Pass Thru Ctf                                                   5.000   04-01-2034   AAA             8,528       8,413,984
Bond (L)                                                              3.875   02-01-2008   AAA             6,255       6,211,046
CMO REMIC 1993-225-TK                                                 6.500   12-25-2023   AAA             5,032       5,442,082
CMO REMIC 1994-75-K                                                   7.000   04-25-2024   AAA             3,100       3,293,966
CMO REMIC 2003-33-AC                                                  4.250   03-25-2033   AAA             4,972       4,926,706
CMO REMIC 2003-49-JE                                                  3.000   04-25-2033   AAA             5,445       5,209,621
CMO REMIC 2004-W4-A6                                                  5.500   06-25-2034   AAA             7,318       7,255,359
Note                                                                  5.000   12-15-2008   AAA            10,000      10,041,630
Note (M)                                                              4.000   03-10-2008   AAA             9,000       8,991,963
Note                                                                  3.800   01-18-2008   AAA            13,000      12,899,029
Note (L)                                                              3.750   09-15-2008   AAA             5,000       4,925,895
Sub Note (L)                                                          5.500   05-02-2006   AA-            10,500      10,730,937
Financing Corp.,
Bond                                                                 10.350   08-03-2018   AAA            10,000      15,276,910
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   7.500   04-15-2013   AAA             3,762       3,996,925
30 Yr Pass Thru Ctf                                                  11.000   01-15-2014   AAA               130         144,986
30 Yr Pass Thru Ctf                                                  11.000   12-15-2015   AAA               679         755,668
30 Yr Pass Thru Ctf                                                   7.000   05-15-2029   AAA             2,242       2,377,136
30 Yr Pass Thru Ctf                                                   6.000   12-20-2033   AAA             6,730       6,944,083
30 Yr Pass Thru Ctf                                                   5.500   07-15-2034   AAA            16,945      17,243,612

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 6.48%                                                                                         $31,602,000
(Cost $31,602,000)

Joint Repurchase Agreement 6.48%                                                                                      31,602,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 02-28-05
due 03-01-05 (secured by U.S. Treasury Inflation
Indexed Bond 2.375% due 01-15-25 and U.S. Treasury
Inflation Indexed Notes 2.000% thru 3.500% due
01-15-11 thru 07-15-14)                                                                    2.620      31,602,000      31,602,000

Total investments 100.00%                                                                                           $487,988,945


John Hancock
Government Income Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of February 28, 2005.

(M) These securities having an aggregate value of $15,576,321, or 3.19% of the Fund's total investments, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market values of $10,490,341 of Federal Home Loan Mortgage Corp., 6.50%, 11-15-23 and $6,933,290 of Federal Home Loan Bank, 3.73%, 01-04-08 have been segregated to cover the forward commitments.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $489,911,419. Gross unrealized appreciation and depreciation of investments aggregated $3,850,563 and $5,773,037, respectively, resulting in net unrealized depreciation of $1,922,474.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3     2/05
          4/05

JOHN HANCOCK
High Yield Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 71.10%                                                                                                        $715,480,914
(Cost $783,020,249)

Advertising 0.66%                                                                                                      6,682,500
Vertis, Inc.,
Sub Note (L)(S)                                                      13.500   12-07-2009   Caa1            6,750       6,682,500

Aerospace & Defense 0.90%                                                                                              9,090,000
AAR Corp.,
Note                                                                  6.875   12-15-2007   BB-             9,000       9,090,000

Agricultural Products 0.23%                                                                                            2,322,640
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)                               6.500   12-01-2012   Ca              2,903       2,322,640

Airlines 12.82%                                                                                                      128,998,625
Alaska Airlines, Inc.,
Equip Trust (G)                                                      10.150   02-01-2011   B               1,414       1,343,922
Equip Trust Ctf Ser A                                                 9.500   04-12-2010   BB              8,804       8,275,880
Equip Trust Ctf Ser D                                                 9.500   04-12-2012   BB              5,288       4,841,133
American Airlines, Inc.,
Conv Sr Note (S)                                                      4.250   09-23-2023   CCC             6,900       5,054,250
Conv Sr Note                                                          4.250   09-23-2023   CCC            11,500       8,423,750
Equip Trust Ser 1990-U                                               10.220   05-06-2005   B-              2,882       2,796,362
Equip Trust Ser 1990-Z                                               10.220   05-07-2005   B-              1,471       1,456,690
Equip Trust Ser F                                                    10.800   03-15-2007   B-              1,354       1,150,900
Equip Trust Ser G                                                    10.800   03-15-2007   B-              1,354       1,150,900
Pass Thru Ctf Ser 1988-A4                                            10.210   01-01-2010   B-              4,217       3,281,314
Pass Thru Ctf Ser 1991-B2 (S)                                        10.320   07-30-2014   B-              5,081       4,420,470
Pass Thru Ctf Ser 1992-A1                                             8.080   09-11-2011   B-              2,625       2,121,950
Pass Thru Ctf Ser 1994-A5                                            10.190   05-26-2016   B-              4,211       2,936,078
AMR Corp.,
Deb (L)                                                               9.000   08-01-2012   CCC            24,500      18,375,000
Note Ser D                                                            8.900   02-26-2007   Caa2            1,000         835,000
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon (13.125%,
06-15-06) (H)(O)                                                     12.125   06-15-2010   D              16,943       6,607,770
Gtd Sr Note, Step Coupon (14.00%, 08-01-06)
(H)(O)                                                               13.000   02-01-2009   D              15,847       6,180,330
Delta Air Lines, Inc.,
Conv Sr Note                                                          8.000   06-03-2023   CC              2,500       1,265,625
Deb                                                                   9.750   05-15-2021   C               2,400         930,000
Pass Thru Ctf Ser 1993-A1                                             9.875   04-30-2008   CCC             1,103         714,455
KLM Royal Dutch Airlines N.V.,
Sr Sub Deb (Switzerland) (D)(G)                                       5.250   12-29-2049   B-              1,680         966,218
Northwest Airlines, Inc.,
Conv Sr Note                                                          7.625   11-15-2023   CCC+           18,000      12,397,500
Gtd Note                                                              8.700   03-15-2007   CCC+            7,900       6,250,875
Gtd Sec Pass Thru Ctf Ser 1996-1                                      7.670   01-02-2015   B              19,103      15,961,911
Gtd Sr Note (L)                                                       9.875   03-15-2007   CCC+            4,000       3,245,000
NWA Trust,
Note Ser C                                                           11.300   12-21-2012   BB-             8,233       6,834,092
United Air Lines, Inc.,
Equip Trust Ctf Ser 1991-D (G)(H)                                    10.360   11-20-2012   D               2,500       1,181,250

Aluminum 0.06%                                                                                                           598,937
Golden Northwest Aluminum, Inc.,
Gtd Sec 1st Mtg Sub Note (G)(H)                                      12.000   12-15-2006   D               6,475         598,937

Apparel, Accessories & Luxury Goods 1.13%                                                                             11,393,664
St. John Knits International, Inc.,
Gtd Jr Sub Note                                                      12.500   07-01-2009   B-              5,655       6,029,644
Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A (G)(H)                                         11.000   06-15-2008   CC              5,450       3,024,750
William Carter Co. (The),
Gtd Sr Sub Note Ser B                                                10.875   08-15-2011   B+              2,098       2,339,270

Broadcasting & Cable TV 7.93%                                                                                         79,804,244
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
Sr Note                                                              10.750   10-01-2009   CCC-           17,700      15,266,250
Charter Communications Holdings II, LLC/Charter
Communications II Capital Corp.,
Sr Note                                                              10.250   09-15-2010   CCC-            5,000       5,281,250
CSC Holdings, Inc.,
Sr Sub Deb                                                           10.500   05-15-2016   B+             11,220      12,566,400
Innova S. de R.L.,
Note (Mexico) (L)                                                     9.375   09-19-2013   B+              4,000       4,540,000
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)                                                 12.500   08-01-2007   D              13,525       8,115,000
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)                                                  13.500   03-01-2007   D               9,200          46,000
Sr Note (G)(H)                                                       12.375   08-01-2006   D               6,500       3,900,000
Sr Note (G)(H)(L)(S)                                                 11.250   01-15-2010   D              10,250       6,150,000
XM Satellite Radio, Inc.,
Sr Sec Note                                                          12.000   06-15-2010   CCC+            5,377       6,358,302
Sr Sec Note, Step Coupon (14.00%, 12-31-05)
(O)                                                                    Zero   12-31-2009   CCC+           17,152      17,581,042

Casinos & Gaming 7.51%                                                                                                75,596,200
Chukchansi Economic Development Authority,
Sr Note (G)(S)                                                       14.500   06-15-2009   Caa1            4,520       5,695,200
Hollywood Casino Shreveport,
Gtd Sr Sec Note (G)(H)                                               13.000   08-01-2006   D               7,850       6,515,500
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                      11.875   02-01-2009   B               4,500       5,040,000
Riviera Holdings Corp.,
Gtd Sr Note (L)                                                      11.000   06-15-2010   B               7,000       7,910,000
Silver Slipper Casino,
Note (B)(G)                                                          13.000   12-17-2009   Caa1            3,000       2,895,000
Trump Casino Holdings, LLC/Trump Casino Funding,
Inc.,
Gtd Sr Sec 1st Mtg Note (G)(H)(L)                                    12.625   03-15-2010   D              13,500      15,120,000
Gtd Sr Sec 2nd Mtg Note, Payment-In-Kind (H)                         18.625   09-15-2010   D              14,011      14,133,600
Waterford Gaming, LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+              7,732       8,311,900
Wynn Las Vegas, LLC,
1st Mtg Note (L)(S)                                                   6.625   12-01-2014   B+             10,000       9,975,000

Commodity Chemicals 2.20%                                                                                             22,128,250
Applied Extrusion Technologies, Inc.,
Gtd Sr Note Ser B (G)(H)(L)                                          10.750   07-01-2011   D               2,950       1,666,750
Braskem S.A.,
Note (Brazil) (S)                                                    11.750   01-22-2014   BB-             5,200       6,181,500
Trikem S.A.,
Sr Note (Brazil) (S)                                                 10.625   07-24-2007   BB-            14,000      14,280,000

Construction & Engineering 0.79%                                                                                       7,980,000
Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)                                            11.500   02-25-2009   B+              7,000       7,980,000

Diversified Commercial Services 1.22%                                                                                 12,299,725
MSX International, Inc.,
Gtd Sr Sub Note                                                      11.375   01-15-2008   CCC+            3,500       2,905,000
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note                                                       9.875   03-15-2009   CCC-            7,346       4,407,600
Sotheby's Holdings, Inc.,
Note                                                                  6.875   02-01-2009   BB-             4,950       4,987,125

Diversified Metals & Mining 4.91%                                                                                     49,430,797
Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)                                  8.500   11-01-2008   CCC+            9,364       8,708,922
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note                                                          7.000   02-11-2011   B+             19,500      29,371,875
Sr Note                                                              10.125   02-01-2010   B+             10,000      11,350,000

Electric Utilities 4.40%                                                                                              44,235,244
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                               11.750   07-23-2005   BB-             1,720       1,765,443
Mirant Americas Generation, LLC,
Sr Note (G)(H)                                                        7.625   05-01-2006   D              10,500      11,943,750
Orion Power Holdings, Inc.,
Sr Note                                                              12.000   05-01-2010   B               8,435      10,543,750
Reliant Energy Mid-Atlantic Power Holdings, LLC,
Sr Pass Thru Ctf Ser A                                                8.554   07-02-2005   B+                244         239,424
Reliant Resources, Inc.,
Sr Sec Note (L)                                                       9.500   07-15-2013   B+             16,000      18,000,000
South Point Energy Center, LLC/Broad River Energy,
LLC/Rockgen Energy, LLC,
Gtd Sec Lease Oblig (S)                                               8.400   05-30-2012   B               1,854       1,742,877

Electronic Manufacturing Services 1.20%                                                                               12,031,688
UCAR Finance, Inc.,
Gtd Sr Note                                                          10.250   02-15-2012   B              10,815      12,031,688

Employment Services 0.30%                                                                                              3,000,000
COMFORCE Operating, Inc.,
Sr Note Ser B                                                        12.000   12-01-2007   Ca              3,000       3,000,000

Environmental Services 0.28%                                                                                           2,851,448
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                                10.000   08-01-2009   B+              2,706       2,851,448

Food Distributors 0.53%                                                                                                5,372,250
Mastellone Hermanos S.A.,
Gtd Sr Note Ser A-1 (Argentina) (G)(S)                                8.000   06-30-2012   D               6,231       5,296,350
RAB Holdings, Inc.,
Sr Note (B)(G)(H)                                                    13.000   05-01-2008   CCC+            1,380          75,900

Foreign Government 2.20%                                                                                              22,098,346
Brazil, Federative Republic of,
Bond (Brazil)                                                        11.250   07-26-2007   BB-             4,900       5,593,350
Bond (Brazil)                                                         8.250   01-20-2034   BB-               800         760,000
Gtd Bond (Brazil)                                                     8.000   04-15-2014   BB-            11,141      11,377,496
Colombia, Republic of,
Bond (Colombia)                                                       8.125   05-21-2024   BB              3,500       3,342,500
Venezuela, Republic of,
Bond (Venezuela)                                                      8.500   10-08-2014   B               1,000       1,025,000

Highways & Railtracks 1.15%                                                                                           11,596,325
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                             11.750   06-15-2009   B              11,510      11,596,325

Home Furnishings 0.00%                                                                                                         0
Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)                                      11.000   03-15-2008   D               4,875               0

Industrial Conglomerates 0.00%                                                                                               500
Diamond Brands Operating Corp.,
Gtd Sr Sub Note (B)(G)(H)                                            10.125   04-15-2008   D               5,000             500

Insurance Brokers 0.01%                                                                                                   50,000
SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)                                   9.500   08-15-2027   D               5,000          50,000

Integrated Oil & Gas 0.36%                                                                                             3,600,000
Petrobras International Finance Co.,
Sr Note (Cayman Islands)                                              9.750   07-06-2011   Baa1            3,000       3,600,000

Integrated Telecommunication Services 1.88%                                                                           18,962,500
Qwest Capital Funding, Inc.,
Gtd Note                                                              7.750   08-15-2006   B              18,500      18,962,500

Leisure Facilities 0.79%                                                                                               7,949,218
AMC Entertainment, Inc.,
Sr Sub Note                                                           9.500   02-01-2011   CCC+            7,699       7,949,218

Marine 0.08%                                                                                                             809,180
Pacific & Atlantic Holdings, Inc.,
Sr Sub Note (Liberia) (B)(G)(S)                                      10.500   12-31-2007   Caa2            1,903         809,180

Metal & Glass Containers 0.48%                                                                                         4,815,000
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000   10-15-2010   B-              4,500       4,815,000

Oil & Gas Drilling 1.28%                                                                                              12,869,438
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                             10.250   06-01-2008   CCC            12,525      12,869,438

Oil & Gas Exploration & Production 1.13%                                                                              11,366,250
McMoRan Exploration Co.,
Conv Sr Note (G)                                                      6.000   07-02-2008   B-              2,500       4,059,375
Conv Sr Note (G)(S)                                                   6.000   07-02-2008   B-              4,500       7,306,875

Oil & Gas Refining & Marketing & Transportation 2.00%                                                                 20,159,198
CITGO Petroleum Corp.,
Sr Note                                                              11.375   02-01-2011   BB              5,000       5,893,750
Giant Industries, Inc.,
Gtd Sr Sub Note (L)                                                  11.000   05-15-2012   B-              5,078       5,890,480
Port Arthur Finance Corp.,
Gtd Sr Sec Note                                                      12.500   01-15-2009   BB              7,219       8,374,968

Packaged Foods & Meats 0.22%                                                                                           2,176,720
Agrilink Food, Inc.,
Gtd Sr Sub Note                                                      11.875   11-01-2008   B-              2,093       2,176,720

Paper Packaging 0.96%                                                                                                  9,610,693
Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands)                                        10.625   07-15-2009   B               3,175       3,361,531
Gtd Sr Sub Bond (Netherlands) (C)                                    12.500   07-15-2009   B               4,400       6,249,162

Paper Products 1.49%                                                                                                  15,017,500
Advance Agro Capital B.V.,
Gtd Sr Note (Thailand)                                               13.000   11-15-2007   CCC             7,000       7,875,000
APP China Group Ltd.,
Unit (Gtd Sr Disc Note & Warrant) (Bermuda)
(G)(H)(S)                                                            14.000   03-15-2010   D               9,250       1,387,500
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)                                          12.000   12-29-2049   D               7,500          75,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)                                       10.000   07-01-2007   D               6,000       3,300,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (G)(H)                              12.500   06-15-2006   D               3,500       2,380,000

Personal Products 0.04%                                                                                                  424,273
ContinentalAFA Dispensing Co.,
Conv Note (B)(G)                                                     10.000   03-30-2009   B-                154         151,565
Note (B)(G)                                                          10.000   03-15-2008   B-                196         193,333
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)                                                11.000   05-01-2008   D               3,175          79,375

Photographic Products 0.25%                                                                                            2,550,000
PCA, LLC/PCA Finance Corp.,
Gtd Sr Note                                                          11.875   08-01-2009   B-              3,000       2,550,000

Regional Banks 0.47%                                                                                                   4,710,790
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)                                         11.750   06-06-2027   B-              3,890       4,710,790

Restaurants 1.39%                                                                                                     14,000,000
Planet Hollywood International, Inc.,
Note (B)(G)                                                          16.000   08-09-2011   Caa1           14,000      14,000,000

Specialized Finance 0.01%                                                                                                 67,800
Jet Equipment Trust,
Sr Sub Note Ser 1995-C (G)(H)(S)                                     10.690   11-01-2013   D               3,000             300
Norse CBO, Ltd.,
Jr Sub Note (G)(K)                                                     Zero   08-13-2010   B-                750          67,500

Specialty Chemicals 0.28%                                                                                              2,785,716
Huntsman ICI Chemicals, LLC,
Gtd Sr Sub Note (L)                                                  10.125   07-01-2009   B               1,829       1,922,736
Huntsman ICI Holdings, LLC,
Sr Disc Note                                                           Zero   12-31-2009   B3              1,514         862,980

Steel 1.31%                                                                                                           13,182,275
LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)                                            11.750   11-15-2009   D               9,700          14,550
Metallurg Holdings, Inc.,
Sr Disc Note Ser B                                                   12.750   07-15-2008   C              11,185       5,648,425
Metallurg, Inc.,
Gtd Sr Note Ser B                                                    11.000   12-01-2007   Ca              4,720       4,436,800
Sheffield Steel Corp.,
Sr Sec Note (S)                                                      11.375   08-15-2011   B-              3,000       3,082,500

Textiles 0.46%                                                                                                         4,677,195
Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)                                                   11.250   06-01-2008   CCC             5,925       4,677,195

Tobacco 0.56%                                                                                                          5,611,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625   09-01-2008   B               5,000       5,325,000
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon (12.25%,
03-01-08) (O)                                                          Zero   03-01-2014   CCC-            1,300         286,000

Trucking 0.19%                                                                                                         1,901,560
Interpool, Inc.,
Sr Note Ser AI                                                        6.000   09-01-2014   B+              2,000       1,901,560

Water Utilities 0.69%                                                                                                  6,930,000
Companhia de Saneamento Basico do Estado de Sao
Paulo,
Note (Brazil) (S)                                                    12.000   06-20-2008   BB-             6,000       6,930,000

Wireless Telecommunication Services 4.35%                                                                             43,743,225
Dobson Communications Corp.,
Sr Note (L)                                                           8.875   10-01-2013   CCC            21,990      18,471,600
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                                 14.250   12-01-2006   C               5,900       1,858,500
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                                          9.750   01-30-2008   BB-             3,750       4,059,375
Gtd Sr Note (Luxembourg) (S)                                          8.375   10-14-2010   BB-             7,500       7,893,750
Rural Cellular Corp.,
Sr Sub Note (L)                                                       9.750   01-15-2010   CCC            12,000      11,460,000

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 0.11%                                                                                    $1,120,000
(Cost $1,030,000)

Regional Banks 0.11%                                                                                                   1,120,000
Riggs Capital Trust II, 8.875%, Ser C, 03-15-27                                            D               1,000       1,120,000

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 17.52%                                                                                                $176,420,228
(Cost $185,555,116)

Airlines 1.57%                                                                                                        15,761,056
Air France-KLM, American Depositary Receipt
(France) (I)                                                                                             118,387       2,236,330
AMR Corp. (I)(L)                                                                                         200,000       1,698,000
Northwest Airlines Corp. (I)(L)                                                                        1,027,000       7,219,810
Pinnacle Airlines Corp. (I)                                                                              439,100       4,606,159
US Airways Group, Inc. (H)(L)                                                                                718             757

Broadcasting & Cable TV 4.57%                                                                                         45,998,262
Charter Communications, Inc. (Class A) (I)(L)                                                          1,700,000       3,111,000
DIRECTV Group, Inc. (The) (I)(L)                                                                         415,000       6,229,150
XM Satellite Radio Holdings, Inc. (Class A) (I)(U)                                                     1,112,200      36,658,112

Casinos & Gaming 2.01%                                                                                                20,265,320
Isle of Capris Casinos, Inc. (I)                                                                         724,020      20,265,320

Diversified Commercial Services 0.02%                                                                                    156,374
SpinCycle, Inc. (B)(I)                                                                                   101,542         156,374

Diversified Metals & Mining 2.17%                                                                                     21,825,654
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                                       150,000       6,273,000
GLC Carbon USA, Inc./GLC Securityholder, LLC,
(Common Stock & Promissory Note) (Canada)                                                              1,456,241      15,552,654

Environmental Services 0.21%                                                                                           2,130,674
Kaiser Group Holdings, Inc. (I)                                                                           81,949       2,130,674

Food Retail 0.04%                                                                                                        441,227
Pathmark Stores, Inc. (I)                                                                                 88,778         441,227

Health Care Services 1.31%                                                                                            13,228,207
Magellan Health Services, Inc. (I)                                                                       387,016      13,228,207

Hotels, Resorts & Cruise Lines 0.03%                                                                                     330,881
Sunterra Corp. (I)(L)                                                                                     20,188         330,881

Industrial Machinery 0.00%                                                                                                     0
Glasstech, Inc. (Class B) (B)(I)                                                                           4,430               0
Glasstech, Inc. (Class C) (B)(I)                                                                              10               0

Integrated Telecommunication Services 0.77%                                                                            7,774,937
Chunghwa Telecom Co., Ltd. (Taiwan) (L)                                                                  355,000       7,739,000
Jazztel Plc (United Kingdom) (C)(I)                                                                       26,806          35,937

Multi-Utilities & Unregulated Power 0.32%                                                                              3,173,058
TECO Energy, Inc.                                                                                        199,689       3,173,058

Personal Products 0.08%                                                                                                  794,140
ContinentalAFA Dispensing Co. (B)(I)                                                                     168,966         794,140

Publishing 0.53%                                                                                                       5,355,000
MediaNews Group, Inc. (I)                                                                                 29,750       5,355,000

Specialty Chemicals 0.18%                                                                                              1,782,445
American Pacific Corp.                                                                                   200,500       1,782,445

Steel 0.13%                                                                                                            1,335,935
Sheffield Steel Corp. (I)                                                                                242,897       1,335,935

Wireless Telecommunication Services 3.58%                                                                             36,067,058
Dobson Communications Corp. (Class A) (I)                                                                200,000         454,000
Nextel Communications, Inc. (Class A) (I)(L)                                                           1,000,000      29,430,000
NII Holdings, Inc. (I)(U)                                                                                 84,000       4,806,480
USA Mobility, Inc. (I)                                                                                    35,081       1,376,578

                                                                                                       Par value
Issuer, description                                                                                        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Lessor equipment trust certificates 0.31%                                                                             $3,109,669
(Cost $10,485,625)

Airlines 0.31%                                                                                                         3,109,669
US Airways, Inc.,
Lessor Equip Trust Ctf (N528AU) (H)                                                                          606         121,211
Lessor Equip Trust Ctf (N591US) (H)                                                                          400          92,000
Lessor Equip Trust Ctf (N610AU) (B)(H)                                                                     9,380       2,896,458

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 5.51%                                                                                               $55,542,741
(Cost $67,450,139)

Airlines 0.00%                                                                                                                 0
US Airways Group, Inc., Class A (B)(G)(H)                                                  D                 362               0

Broadcasting & Cable TV 1.53%                                                                                         15,403,410
Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)                                                                        Ca             11,710       6,030,650
Pegasus Communications Corp., 6.50%, Ser C, Conv
(G)(H)                                                                                     D             345,350       9,324,450
Pegasus Satellite Communicatons, Inc., 12.75%, Ser
B (G)(H)(I)                                                                                D               4,831          48,310

Environmental Services 1.09%                                                                                          10,987,110
Allied Waste Industries, Inc., 6.25%, Ser C, Conv                                          B             192,500       9,170,700
Kaiser Group Holdings, Inc., 7.00%, Ser 1 (G)                                              B              33,631       1,816,410

Forest Products 0.94%                                                                                                  9,475,025
TimberWest Forest Corp., Unit (Common Stock,
Preferred Shares & Sub Note) (Canada) (G)                                                  B-            751,400       9,475,025

Industrial Machinery 0.14%                                                                                             1,420,426
Glasstech, Inc., 12.75%, Ser B (B)(G)(I)                                                   B               4,475       1,136,426
Glasstech, Inc., Ser A (B)(G)(I)                                                           B                 284         284,000
Glasstech, Inc., Ser C (B)(G)(I)                                                           B-                 11               0

Marine 0.00%                                                                                                                   0
Pacific & Atlantic Holdings, Inc. (B)(G)                                                   CCC            99,231               0

Wireless Telecommunication Services 1.81%                                                                             18,256,770
Dobson Communications Corp. (G)(I)(S)                                                      B-            514,912       1,168,850
Dobson Communications Corp., 6.00%, Ser F, Conv
(G)(S)                                                                                     B-              8,000         689,000
Rural Cellular Corp., 12.25%, Payment-In-Kind                                              CCC-           24,476      16,398,920

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 1.31%                                                                                     $13,105,605
(Cost $11,650,690)

Industrial Development 0.17%                                                                                           1,675,620
New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj                               5.250   12-01-2032   BB+             2,000       1,675,620

Other Revenue 1.14%                                                                                                   11,429,985
Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj (G)                                11.500   10-01-2013   B              10,500      11,429,985

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 0.09%                                                                                                          $876,573
(Cost $3,608,017)

Airlines 0.01%                                                                                                           105,472
Air France-KLM (France) (I)                                                                              107,625         105,472
US Airways Group, Inc. (B)(H)                                                                                  1               0

Broadcasting & Cable TV 0.07%                                                                                            654,500
XM Satellite Radio Holdings, Inc. (I)                                                                      9,350         654,500

Casinos & Gaming 0.00%                                                                                                         0
Silver Slipper Casino (B)(I)                                                                               1,373               0

Diversified Metals & Mining 0.00%                                                                                              0
Doe Run Resources Corp. (B)(I)                                                                                28               0

Food Retail 0.00%                                                                                                         12,559
Pathmark Stores, Inc. (I)                                                                                 62,796          12,559

Hotels, Resorts & Cruise Lines 0.00%                                                                                      34,523
Sunterra Corp. (B)(I)                                                                                     30,283          34,523

Oil & Gas Exploration & Production 0.01%                                                                                  69,238
Chesapeake Energy Corp. (B)(I)                                                                            17,011          69,238

Restaurants 0.00%                                                                                                              0
Planet Hollywood International, Inc. (B)(I)                                                                2,816               0

Textiles 0.00%                                                                                                               281
HF Holdings, Inc. (B)(I)                                                                                  28,092             281

                                                                                           Interest
Issuer, description, maturity date                                                         rate (%)                        Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 4.05%                                                                                         $40,676,107
(Cost $40,676,107)

Joint Repurchase Agreement 0.64%                                                                                       6,397,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
02-28-05 due 03-01-05 (secured by U.S. Treasury
Inflation Indexed Bond 2.375% due 01-15-25 and
U.S. Treasury Inflation Indexed Notes 2.000% thru
3.500% due 01-15-11 thru 07-15-14)                                                         2.620           6,397       6,397,000

                                                                                                          Shares
Cash Equivalents 3.41%                                                                                                34,279,107
AIM Cash Investment Trust (T)                                                                         34,279,107      34,279,107

Total investments 100.00%                                                                                         $1,006,331,837


John Hancock
High Yield Fund
Summary of written options outstanding on February 28, 2005 (unaudited)

                                     Number of       Exercise     Expiration
Name of issuer                       contracts          price           date                Value
--------------------------------------------------------------------------------------------------
CALLS
NII Holdings, Inc.                         840            $40     03-21-2005           $1,428,000
XM Satellite Radio Holdings, Inc        11,122             30     04-18-2005            4,337,580
                                                                                      ------------
                                                                                       $5,765,580

John Hancock
High Yield Fund
Forward foreign currency exchange contracts
February 28, 2005 (unaudited)

                                  Principal amount                     Appreciation
Currency                       covered by contract   Expiration month  (depreciation)
---------------------------------------------------------------------------------------
BUYS
Euro                                     3,200,000   Mar 2005                 ($28,946)
Euro                                     6,800,000   May 2005                  $39,196
                                                                           ------------
                                                                               $10,250

SELLS
Canadian Dollar                         24,200,000   Mar 2005                 $493,210
Swiss Franc                              1,330,000   Mar 2005                 ($33,314)
Euro                                     3,200,000   Mar 2005                ($154,222)
Euro                                    11,300,000   May 2005                 ($68,128)
                                                                           ------------
                                                                              $237,546

John Hancock
High Yield Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of February 28, 2005.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,745,017 or 12.20% of the Fund's total investments as of February 28, 2005.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $1,103,475,943. Gross unrealized appreciation and depreciation of investments aggregated $129,534,146 and $226,678,252, respectively, resulting in net unrealized depreciation of $97,144,106.

John Hancock
High Yield Fund
Direct Placement Securities
February 28, 2005 (unaudited)

                                                                Value as a
                                                             percentage of
                                 Acquisition    Acquisition   Fund's total         Value as of
Issuer, description                     date           cost    investments    February 28, 2005
------------------------------------------------------------------------------------------------
Norse CBO, Ltd.,
Jr Sub Note                       08-04-1998       $750,000          0.01%              $67,500


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3     2/05
          4/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005